Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 27 — SUBSEQUENT EVENTS

In accordance with ASC topic 855, Subsequent Events, which established general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated and combined financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2026, up through the date the Company issued the audited consolidated and combined financial statements. During the period, the Company did not have any material subsequent events other than disclosed below.

On April 24, 2026, the Company issued a press release announcing a strategic pivot into the hunting and outdoor sporting equipment sectors.

On June 11, 2026, the Company issued a press release announcing a corporate update on the previously disclosed joint venture between K-Mark Technology Ltd, a subsidiary of the Company incorporated in Hong Kong, and Aurora AZ Energy Ltd. in relation to their development of a large-scale computing infrastructure in Alberta, Canada.